UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09841
                                                     ---------

                             UBS Willow Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                   Date of fiscal year end:  December 31, 2005
                                             -----------------

                   Date of reporting period: December 31, 2005
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Investors is attached herewith.

                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                                DECEMBER 31, 2005

                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                               December 31, 2005




                                    CONTENTS




Report of Independent Registered Public Accounting Firm ..................     1

Statement of Assets, Liabilities and Members' Capital ....................     2

Statement of Operations ..................................................     3

Statements of Changes in Members' Capital ................................     4

Statement of Cash Flows ..................................................     5

Notes to Financial Statements ............................................     6

Schedule of Portfolio Investments ........................................    14

[graphic omitted]       o Ernst & Young LLP              o Phone: (212) 773-3000
Ernst & Young             5 Times Square                   www.ey.com
                          New York, New York 10036-6530

To the Members and Board of Directors of UBS Willow Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Willow Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2005, and the related statement of operations and cash flows for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Willow Fund, L.L.C. at December 31, 2005, the results of its operations and its cash flows for the year then ended and the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

New York, NY
February 15, 2006

                   A Member Practice of Ernst & Young Global

                                                         UBS WILLOW FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $358,589,321)                        $ 393,679,561
Cash and cash equivalents                                                          3,951,444
Due from broker                                                                   16,159,718
Receivables:
 Interest                                                                          2,496,834
 Investments sold, not settled                                                     2,427,384
Unrealized gain on credit swaps                                                      120,262
Other assets                                                                       1,180,310
--------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                     420,015,513
--------------------------------------------------------------------------------------------
LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $11,472,279)      12,215,774
Unrealized loss on credit swaps                                                    1,743,865
Payables:
 Withdrawals payable                                                              47,567,220
 Investments purchased, not settled                                               34,988,106
 Management fee                                                                      368,122
 Interest due on securities sold, not yet purchased                                  324,148
 Interest on credit swaps                                                            208,447
 Professional fees                                                                   172,334
 Administration fee                                                                   65,568
 Other                                                                                48,489
--------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 97,702,073
--------------------------------------------------------------------------------------------
NET ASSETS                                                                     $ 322,313,440
--------------------------------------------------------------------------------------------
MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                      $ 289,590,298
Accumulated net unrealized appreciation on investments and credit swaps           32,723,142
--------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                               $ 322,313,440
--------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                              $ 14,432,138
Dividends                                                                7,233,782
-----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 21,665,920
-----------------------------------------------------------------------------------
EXPENSES

Management fee                                                           4,146,734
Interest                                                                 2,103,917
Interest on credit swaps                                                 2,007,607
Professional fees                                                          591,705
Administration fee                                                         353,488
Miscellaneous                                                              187,224
-----------------------------------------------------------------------------------
TOTAL EXPENSES                                                           9,390,675
-----------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                   12,275,245
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS)
 FROM INVESTMENTS AND CREDIT SWAPS

Net realized gain from investments and credit swaps                     26,769,676
Change in net unrealized appreciation/depreciation
 from investments and credit swaps                                      (4,282,306)
-----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND CREDIT SWAPS      22,487,370
-----------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS              $ 34,762,615
-----------------------------------------------------------------------------------



                                       3
   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                          YEARS ENDED DECEMBER 31, 2005 AND 2004
--------------------------------------------------------------------------------

                                                           MANAGER           MEMBERS           TOTAL
--------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2004                    $ 16,411,005     $ 315,635,572     $ 332,046,577

INCREASE FROM OPERATIONS
Pro rata allocation:
 Net investment income                                      108,821        13,019,320        13,128,141
 Net realized gain from investments and credit swaps        162,895        22,478,926        22,641,821
 Change in net unrealized appreciation/depreciation
  from investments and credit swaps                          (8,948)         (348,580)         (357,528)
Incentive allocation                                      7,452,335        (7,452,335)             --
--------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
DERIVED FROM OPERATIONS                                   7,715,103        27,697,331        35,412,434
--------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Members' subscriptions                           --          51,127,478        51,127,478
Members' withdrawals                                    (15,140,147)      (82,123,174)      (97,263,321)
Offering costs                                                 (131)          (19,645)          (19,776)
--------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
 DERIVED FROM CAPITAL TRANSACTIONS                      (15,140,278)      (31,015,341)      (46,155,619)
--------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT DECEMBER 31, 2004                  $  8,985,830     $ 312,317,562     $ 321,303,392
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income                                       99,133        12,176,112        12,275,245
 Net realized gain from investments and credit swaps        215,831        26,553,845        26,769,676
 Change in net unrealized appreciation/depreciation
  from investments and credit swaps                         (37,803)       (4,244,503)       (4,282,306)
Incentive allocation                                      6,936,901        (6,936,901)             --
--------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
 DERIVED FROM OPERATIONS                                  7,214,062        27,548,553        34,762,615
--------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Members' subscriptions                           --          21,683,891        21,683,891
Members' withdrawals                                     (6,794,206)      (48,613,030)      (55,407,236)
Offering costs                                                 (235)          (28,987)          (29,222)
--------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
 DERIVED FROM CAPITAL TRANSACTIONS                       (6,794,441)      (26,958,126)      (33,752,567)
--------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT DECEMBER 31, 2005                  $  9,405,451     $ 312,907,989     $ 322,313,440
--------------------------------------------------------------------------------------------------------

                                       4
   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                    YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                            $     34,762,615
Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
  Purchases of investments and cost to cover short sales                             (15,182,581,299)
  Proceeds from disposition of investments and proceeds received from short sales     15,217,081,680
  Net realized gain from investments                                                     (26,769,676)
  Change in net unrealized appreciation/depreciation from investments                      4,282,306
  Accretion of Bond Discount and Amortization of Bond Premium                             (3,783,204)
  Changes in assets and liabilities:
   (Increase) decrease in assets:
    Due from brokers                                                                      21,866,544
    Interest                                                                                 584,114
    Investments sold, not settled                                                         (1,407,384)
    Premiums on Credit Swaps                                                                  25,055
    Other assets                                                                            (877,115)
   Increase (decrease) in payables:
    Investments purchased, not settled                                                     1,060,853
    Management fee                                                                           (46,588)
    Interest due on securities sold, not yet purchased                                      (161,440)
    Interest on credit swaps                                                                 (32,508)
    Professional fees                                                                         34,886
    Administration fee                                                                        (6,187)
    Other                                                                                     22,779
-----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                 64,055,431

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                      21,683,891
Members' withdrawals                                                                     (82,804,369)
Manager withdrawals                                                                       (6,794,206)
Offering costs                                                                               (29,222)
-----------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                    (67,943,906)
Net increase in cash and cash equivalents                                                 (3,888,475)
Cash and cash equivalents--beginning of year                                               7,839,919
-----------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                              $      3,951,444
-----------------------------------------------------------------------------------------------------
Supplemental Cash flows disclosure:
    Interest paid                                                                   $      4,305,472
-----------------------------------------------------------------------------------------------------

                                       5
   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------


     1.  ORGANIZATION

         UBS Willow Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S. companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit swaps. The Fund commenced operations on May 8, 2000.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Bond Street Capital, L.L.C. ("Bond Street"). UBSFA is the Managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. Bond Street is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members once per year, near year-end. A Member's interest in the Fund, or a portion thereof, can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
     2.  SIGNIFICANT ACCOUNTING POLICIES

         A. PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities and credit swaps for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such instruments.

         If market quotations are not readily available, securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. At December 31, 2005, no such securities were valued at fair value.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION (CONTINUED)

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. For securities in default, the Fund writes off any related interest receivable upon default and discontinues accruing interest income and amortizing/accreting the premiums/discounts on such securities. Purchased interest, if any, is added to the cost of the related security upon default. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. If the Fund invests in foreign currency denominated securities, the Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from foreign currency transactions. In addition, net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss will arise from changes in the value of assets and liabilities, including investments in securities, as a result of changes in exchange rates.

         C. FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D. INCOME TAXES (CONTINUED)

         The Fund has reclassified $12,275,245 and $26,769,676 from accumulated net investment income and accumulated net realized gain from investments and foreign currency transactions, respectively, to net capital contributions during the year ended December 31, 2005. The reclassification was to reflect, as an adjustment to net contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

         E. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F. REPURCHASE AGREEMENTS

         From time to time, the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian takes possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

         G. USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         H. RECLASSIFICATIONS

         Certain prior period amounts reflect reclassifications to conform with the current year's presentation.

     3.  RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to Bond Street.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
     3.  RELATED PARTY TRANSACTIONS (CONTINUED)

         placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2005, UBS FSI and its affiliates did not execute portfolio transactions on the behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members' other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter or upon a Members' withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as Net Increase in Member Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the year ended December 31, 2005 and year ended December 31, 2004 was $6,936,901 and $7,452,335, respectively, and was defined as net increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of December 31, 2005 and year ended December 31, 2004, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Each Director receives an annual retainer of $5,000 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2005 were $24,351, which is included in miscellaneous expense.

    4.   ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
    5.   SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) for the year ended December 31, 2005 amounted to $15,182,581,299 and $15,217,081,680, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $16,869,200 and $8,005,000, respectively, and purchases and sales relating to repurchase agreements of $14,878,452,000 and $14,920,060,750, respectively. Net realized loss resulting from short positions was $1,119,541 for the year ended December 31, 2005.

         At December 31, 2005, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $32,723,142 consisting of $38,911,971 gross unrealized appreciation and $6,188,829 gross unrealized depreciation.

    6.   SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker's reasonable judgement under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the Custodian. The Fund had no borrowings outstanding for the year ended December 31, 2005.

    7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, credit swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Goldman Sachs Group, Inc.) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         For the year ended December 31, 2005, the Fund entered into credit swaps as a "Protection Buyer". The credit swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "Protection Seller" in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security.

         The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

         Risks may arise as a result of the failure of the counterparty (Protection Seller) to perform under the swap agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the interest rates or in the value of the underlying reference securities.

         The amortized amounts along with the accrued expense related to periodic payments are reflected as interest on credit swaps in the Statement of Operations. For those swaps on which the Fund makes periodic payments, the Fund has segregated cash of $16,118,678, included in due from broker on the Statement of Assets, Liabilities and Members' Capital, to cover the net present value of the expected future payments over the terms of the swap agreements. At December 31, 2005, the cash and cash equivalents balance in the statement of assets, liabilities and members' capital includes cash held at two clearing brokers. Cash at the clearing brokers that is related to collateral on the credit default swaps is restricted until the contracts expire.

         Fluctuations in the value of credit swaps are recorded in unrealized gain (loss) from investments and credit swaps.

         During the year ended December 31, 2005, the Fund did not trade any forward or futures contracts or engage in option transactions.

     8.  INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

     9.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                       YEARS ENDED DECEMBER 31,

                                    2005           2004           2003           2002          2001
                                    ----           ----           ----           ----          ----
         Ratio of net
         investment income to
         average net assets****     3.64%          3.56%          3.34%         1.33%        7.32%***

         Ratio of total
         expenses to average
         net assets before
         incentive****              2.79%          2.79%          3.44%         2.87%         3.17%

         Ratio of total
         expenses to average
         net assets after
         incentive*****             4.84%          4.81%          8.30%         3.22%         5.06%

         Portfolio turnover rate   83.81%         81.00%         69.13%        121.89%       104.34%
         Total return pre          10.55%         10.45%         34.03%        (4.70)%        14.90%
         incentive allocation*

         Total return post
         incentive allocation**      8.44%         8.36%         27.22%        (4.70)%        11.92%

         Net asset  value at end
         of period              $322,313,440   $321,303,392   $332,046,577   $247,759,198  $213,080,175

         * Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.
         *** As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase the ratio of net investment income to average net assets from 4.62% to 7.32%. The ratio of net investment income to average net assets for the period prior to January 1, 2001 has not been restated to reflect this change in presentation.
         **** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.
         ***** Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members' due to incentive allocation if applicable and timing of capital transactions.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

       PAR                                                                                              MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    UNITED STATES OF AMERICA
                    INVESTMENTS IN SECURITIES (122.13%)
                    CORPORATE BONDS (37.40%)

                    APPLIANCES (5.56%)
       25,000,000   Fedders North America, 9.875%, 03/01/14 (Callable 03/01/09 @ 104.94)              $        17,918,117
                                                                                                      ---------------------

                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (6.22%)
       20,671,000   Holley Performance Products, Series B, 12.25%, 09/15/07 (Callable 09/15/06 @
                    100.00)                                                                                    19,229,438
        1,000,000   RJ Tower Corporation, 12.00%, 06/01/13 (Callable 06/01/08 @ 106.00)                           830,000
                                                                                                      ---------------------
                                                                                                               20,059,438
                                                                                                      ---------------------

                    CONTAINERS - PAPER/PLASTIC (3.77%)
       28,500,000   Huntsman Packaging Corp., 13.00%, 06/01/10 (Callable 06/01/06 @ 106.50)                     5,462,595
        7,000,000   Pliant Corp, 13.00%, 06/01/10 (Callable 06/01/06 @ 106.50)                                  1,341,690
        8,500,000   Port Townsend Paper Co., 11.00%, 04/15/11 (Callable 04/15/08 @ 105.50)*                     5,341,778
                                                                                                      ---------------------
                                                                                                               12,146,063
                                                                                                      ---------------------

                    ELECTRIC - INTEGRATED (5.86%)
       15,000,000   Southern Energy, 7.90%, 07/15/09 *, (a)                                                    18,900,000
                                                                                                      ---------------------

                    ENGINES - INTERNAL COMBUSTION (1.43%)
        6,000,000   Cummins, Inc., 5.65%, 03/01/49                                                              4,600,033
                                                                                                      ---------------------

                    FINANCE - CONSUMER LOANS (7.88%)
       27,500,000   General Motors Acceptance Corp., 0.00%, 12/01/12 (Callable 01/01/06 @ 82.70)(b)            15,267,304
       21,900,000   General Motors Acceptance Corp., 0.00%, 06/15/15 (Callable 01/15/06 @ 77.71)(b)            10,132,124
                                                                                                      ---------------------
                                                                                                               25,399,428
                                                                                                      ---------------------

                    FOOD - WHOLESALE/DISTRIBUTORS (1.04%)
       18,930,000   Fleming Companies, Inc., 10.125%, 04/01/08 (Callable 04/01/06 @ 102.53) (a),
                    (b)                                                                                         2,460,900
        6,925,000   Fleming Companies, Inc., 9.25%, 06/15/10 (Callable 06/15/06 @ 104.63) (a),(b)                 900,250
                                                                                                      ---------------------
                                                                                                                3,361,150
                                                                                                      ---------------------

                    FUNERAL SERVICES & RELATED ITEMS (0.00%)
        3,000,000   Loewen Group International, 7.20%, 04/15/49 (b)                                                    --
        2,000,000   Loewen Group International, 7.50%, 04/15/49 (b)                                                    --
                                                                                                      ---------------------
                                                                                                                       --
                                                                                                      ---------------------

                    OIL & GAS DRILLING (0.00%)
        2,000,000   Costilla Energy, Inc., Sr. Notes, 10.25%, 10/01/06 (a)                                             --
                                                                                                      ---------------------

                    STEEL - PRODUCERS (3.94%)
       18,132,000   WCI Steel, Inc. Sr. Notes, 10.00%, 12/01/49 (a), (b)                                       12,692,400
                                                                                                      ---------------------

                    TELECOMMUNICATIONS SERVICES-WIRELINE (1.70%)
        5,850,000   Eschelon Operating Co, 8.375%, 03/15/10 (Callable 03/15/07 @ 96.55)                         5,411,753

                                       14
     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

       PAR                                                                                              MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS (CONTINUED)

                    TELECOMMUNICATIONS SERVICES-WIRELINE (CONTINUED)
           91,000   Eschelon Operating Co, 8.375%, 03/15/10 (Callable 03/15/07 @ 106.00) *            $            84,182
                                                                                                      ---------------------
                                                                                                                5,495,935
                                                                                                      ---------------------
                    TOTAL CORPORATE BONDS (Cost $108,562,773)                                                 120,572,564
                                                                                                      ---------------------

                    BANK LOANS (25.22%)
       10,256,410   Birch Telecom Bank Loan, 3.291%, 09/30/06 **                                                4,273,538
       19,128,205   Birch Telecom Inc., 1.35%, 09/30/06 **                                                      7,970,149
        6,608,121   Fed-Mogul Corporation Term A Bank Loan, 6.47%, 02/06/49                                     6,145,583
        3,000,000   Fed-Mogul Corporation Term B Bank Loan, 6.85%, 02/06/49                                     2,790,018
        8,634,412   Federal Mogul Revolver Bank Loan, 5.77%, 02/06/49                                           7,584,191
       18,244,548   Galey & Lord Term Loan, 0.00%, 11/01/15                                                     4,013,801
       12,062,059   Knology Term Loan, 13.68%, 12/29/15                                                        12,785,907
        5,019,583   Knology Term Loan, 13.68%, 12/29/15                                                         5,320,758
        1,736,992   Machgen  A Priority Working Capital, 0.00%, 07/20/15                                          549,775
           12,544   Machgen Letter Of Credit, 0.00%, 07/20/15                                                          --
        3,914,847   Machgen Term A Loan, 0.00%, 07/12/15                                                        4,697,816
        6,549,306   Machgen Term B, 0.00%, 07/20/15                                                             7,859,168
        3,325,627   Orius Corp. Term A, 0.00%, 05/25/35                                                           764,934
        3,662,737   Orius Corp. Term B-1, 0.00%, 05/25/35                                                         842,469
        5,533,600   Pacific Crossing A1, 0.00%, 11/02/15                                                          747,036
        1,687,413   Pacific Crossing A2 Term Loan, 0.00%, 08/18/15                                                228,073
        9,009,710   Pacific Crossing B1 Term Loan, 0.00%, 08/18/15                                              1,217,186
       20,686,166   Pacific Crossing B2 Term Loan, 0.00%, 08/18/15                                              2,797,775
       24,291,878   Pacific Crossing, LTD, 0.00%, 04/21/35                                                      3,281,192
        4,469,904   Panda/Teco Bank Loan Term A, 0.00%, 12/29/35                                                3,777,069
        4,304,352   Panda/Teco Bank Loan Term B, 0.00%, 06/12/06                                                3,637,177
        1,389,917   Panda/Teco Letter Of Credit, 0.00%, 06/12/06                                                       --
          208,488   Panda/Teco Revolving Credit, 0.00%, 06/12/06                                                       --
                                                                                                      ---------------------
                    TOTAL BANK LOANS (Cost $84,152,693)                                                        81,283,615
                                                                                                      ---------------------

                    LIQUIDATING BONDS (6.44%)

                    AUTOMOTIVE (PARTS & EQUIPMENT) (0.13%)
       19,276,174   Oxford Automotive, Inc. (a), (b), *                                                           385,523
        1,200,000   Oxford Automotive (a), (b), *                                                                  24,000
                                                                                                      ---------------------
                                                                                                                  409,523
                                                                                                      ---------------------

                    COSMETICS & TOILETRIES (0.26%)
       42,095,995   American Tissue, Inc. Series B, 12.50%, 07/15/06 (a)                                          841,920
                                                                                                      ---------------------

                    ELECTRIC-INTEGRATED (3.56%)
       12,800,000   TXU Corp., 7.55%,  (a)                                                                      5,045,376
        8,000,000   TXU Corp., 7.43%,  (a)                                                                      3,153,360
       25,018,000   TXU Eastern Funding Co., 6.45%,  *, (a)                                                     1,646,935
       24,500,000   TXU Eastern Funding Co., 6.75%,  *, (a)                                                     1,612,835
                                                                                                      ---------------------
                                                                                                               11,458,506
                                                                                                      ---------------------

                    INDEPENDENT POWER PRODUCTION (0.84%)
       24,580,000   NRG Energy, Inc., 7.50% 06/15/07 (a)                                                          348,299

                                       15
     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

       PAR                                                                                              MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------


                    LIQUIDATING BONDS (CONTINUED)

                    INDEPENDENT POWER PRODUCTION (CONTINUED)
      165,420,000   NRG Energy, Inc., 8.625% 04/01/31 (a)                                             $         2,344,001
                                                                                                      ---------------------
                                                                                                                2,692,300
                                                                                                      ---------------------

                    SATELLITE TELECOMMUNICATIONS (1.65%)
        6,571,000   ICG Services Inc., 0.00%, 02/15/08 (a), (b)                                                        --
        3,333,000   ICG Services Inc., 0.00%, 05/01/08 (a), (b)                                                        --
        4,850,000   Iridium, L.L.C./Capital Corp., 10.875%, 07/15/05 (a), (b)                                   1,309,500
        5,300,000   Iridium, L.L.C./Capital Corp., 11.25%, 07/15/05 (a), (b)                                    1,431,000
        4,500,000   Iridium, L.L.C./Capital Corp., 13.00%, 07/15/05 (a), (b)                                    1,215,000
        5,100,000   Iridium, L.L.C./Capital Corp., 14.00%, 07/15/05 (a), (b)                                    1,377,000
                                                                                                      ---------------------
                                                                                                                5,332,500
                                                                                                      ---------------------
                    TOTAL LIQUIDATING BONDS (Cost $8,325,213)                                                  20,734,749
                                                                                                      ---------------------

                    PROMISSORY NOTES (2.72%)
        2,620,040   Altamira Trust Promissory Note, 10.00%, 12/31/08 **                                           262,004
       10,000,000   Brown Jordan Promissory Note, 13.024%, 05/01/07                                             8,500,000
                                                                                                      ---------------------
                    TOTAL PROMISSORY NOTES (Cost $9,714,658)                                                    8,762,004
                                                                                                      ---------------------

                    REPURCHASE AGREEMENTS (28.10%)
       90,580,000   PNC Financial Services Corp., 4.01% Dated 12/30/05, 01/03/06, Repurchase
                    Price $90,620,358 collateralized by $92,077,000 FNMA Notes 5.00% Due
                    04/26/17 (Market Value $90,620,358)                                                        90,580,000
                                                                                                      ---------------------
                    TOTAL REPURCHASE AGREEMENTS (Cost $90,580,000)                                             90,580,000
                                                                                                      ---------------------

      SHARES
-------------------

                    COMMON STOCK (21.34%)

                    AUTOMOTIVE (PARTS & EQUIPMENT) (4.83%)
           34,560   Citation Corp. Common Stock (b)                                                               622,080
       48,651,002   Oxford Automotive                                                                          14,935,858
                                                                                                      ---------------------
                                                                                                               15,557,938
                                                                                                      ---------------------

                    CABLE TELEVISION (1.15%)
           40,652   Knology Rts Shares                                                                            782,551
          758,451   Knology, Inc. (b)                                                                           2,912,452
                                                                                                      ---------------------
                                                                                                                3,695,003
                                                                                                      ---------------------

                    DISTRIBUTION/WHOLESALE (3.20%)
          323,765   Core Mark Holding Company, Inc.                                                            10,327,865
                                                                                                      ---------------------

                    ENGINEERING & CONSTRUCTION (0.00%)
          767,980   Orius Corp. (b)                                                                                    --
                                                                                                      ---------------------

                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.45%)
        1,919,039   ZiLOG, Inc. (b)                                                                             4,682,455
                                                                                                      ---------------------

                    INDEPENDENT POWER PRODUCTION (0.00%)
              923   Machgen Common Stock                                                                               --
                                                                                                      ---------------------

                    OILFIELD EQUIPMENT & SERVICES (2.09%)
        3,000,000   Northern Offshore Ltd                                                                       6,750,000
                                                                                                      ---------------------

                                       16
     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005


      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------

                    COMMON STOCK (CONTINUED)

                    OIL & GAS (EXPLORATION & PRODUCTION) (5.92%)
            5,825   Texcal                                                                            $        19,076,875
                                                                                                      ---------------------

                    REAL ESTATE (0.00%)
            2,967   Enigen Realty Shares                                                                            1,483
                                                                                                      ---------------------

                    LIQUIDATING SHARES (0.09%)
          296,701   Antelope Shares (Acterna)                                                                     296,701
                                                                                                      ---------------------

                    TELECOMMUNICATION SERVICES (0.00%)
          263,841   Birch Telecom, Inc. (b)                                                                            --
                                                                                                      ---------------------

                    WIRELESS TELECOMMUNICATIONS (2.61%)
          303,001   USA Mobility, Inc.                                                                          8,399,196
                                                                                                      ---------------------

                    TEXTILE - APPAREL (0.00%)
        1,013,596   Galey & Lord Common Shares                                                                         --
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $53,872,682)                                                      68,787,516
                                                                                                      ---------------------

                    PREFERRED STOCKS (0.92%)

                    AUTOMOTIVE (PARTS & EQUIPMENT) (0.80%)
            2,728   Citation Corp. Preferred Stock                                                              2,573,413
                                                                                                      ---------------------

                    INDEPENDENT POWER PRODUCTION (0.00%)
            3,683   Mach Gen Preferred                                                                                 --
           87,742   Panda/Teco Class A Shares                                                                          --
                                                                                                      ---------------------

                    REAL ESTATE (0.12%)
            3,857   ZiLOG Mod III, Inc. Series A & B (b)                                                          385,700
                                                                                                      ---------------------
                    TOTAL PREFERRED STOCKS (Cost $3,381,302)                                                    2,959,113
                                                                                                      ---------------------
                    INVESTMENTS IN SECURITIES (Cost $358,589,321)                                             393,679,561
                                                                                                      ---------------------

       PAR
-------------------

                    SECURITIES SOLD, NOT YET PURCHASED ((3.79)%)

                    CORPORATE BONDS SOLD, NOT YET PURCHASED ((3.79)%)

                    MACHINERY - CONSTRUCTION & MINING ((1.32)%)
       (4,000,000)  JLG Industries, Inc., 8.375%, 06/15/12 (Callable 06/15/07 @ $104.19) (b)                   (4,239,974)
                                                                                                      ---------------------

                    METAL PROCESSORS & FABRICATION ((1.58)%)
       (5,000,000)  Ryerson Tull, Inc. Notes, 9.125%, 07/15/06 (b)                                             (5,095,818)
                                                                                                      ---------------------

                    RETAIL - AUTOMOBILE ((0.89)%)
       (3,000,000)  Sonic Automotive, Inc., 8.625%, 08/15/13 (b)                                               (2,879,982)
                                                                                                      ---------------------
                    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Cost $(11,472,279))                        (12,215,774)
                                                                                                      ---------------------

                                       17
     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

                          SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(11,472,279))                  $       (12,215,774)
                                                                                                      ---------------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 118.35%                     381,463,787
                                                                                                      ---------------------
         OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.35%)                                               (59,150,347)
                                                                                                      ---------------------
         TOTAL NET ASSETS -- 100.00%                                                                   $       322,313,440
                                                                                                      =====================

* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned and securities sold, not yet purchased amounted to $27,994,253, which represented 8.69% of net assets at December 31, 2005.

** Variable rate security. The rate shown is that in effect at December 31, 2005.
(a) Security is in default.
(b) Non-income producing security.

                                       18
     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005


CREDIT SWAPS
                                                            INTEREST   MATURITY         NOTIONAL   UNREALIZED  UNREALIZED  % OF NET
SWAP COUNTERPARTY & REFERENCED OBLIGATION                     RATE       DATE            AMOUNT        GAIN       LOSS       ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BUY CONTRACTS:
BEAR STEARNS
  Equifax, Inc., 6.90%, 07/01/28                             0.70        10/10/07      10,000,000   $     --   (106,644)     (0.03)
  National Rural Utilities Cooperative Finance Corp.,
    7.25%, 03/01/12                                          2.75        08/15/07       5,000,000         --   (210,392)     (0.07)
JP MORGAN
  Black & Decker Corp. - All Borrowed Money                  0.85        03/07/06      10,000,000         --    (13,638)     (0.00)
MERRILL LYNCH
  Avnet, Inc., 8.00%, 11/15/06                               5.15        10/02/07       5,000,000         --   (406,193)     (0.13)
  Bank of America Corp., 4.88%, 12/01/06                     1.35        01/16/07       5,000,000         --    (67,174)     (0.02)
  Borgwarner, Inc., 6.50%, 02/15/09                          1.45        09/25/06       5,000,000         --    (46,299)     (0.01)
  Centex Corp., 8.75%, 03/01/07                              1.18        06/20/07       5,000,000         --    (69,087)     (0.02)
  CVS Corp., 5.63%, 03/15/06                                 1.15        10/09/07       5,000,000         --    (88,246)     (0.03)
  Danaher Corp., 0.00%, 01/22/21                             0.70        07/31/07       5,000,000         --    (47,736)     (0.01)
  Darden Restaurants, Inc., 6.38%, 02/01/06                  0.70        09/22/06      10,000,000         --    (44,862)     (0.01)
  Eastman Kodak Co., 6.38%, 06/15/06                         1.03        09/24/06      10,000,000      9,494         --       0.00
  Federated Department Stores, Inc., 8.50%, 06/01/10         0.77        06/18/06      10,000,000         --    (32,490)     (0.01)
  National Rural Utilities Cooperative Finance Corp.,
    5.75%, 11/01/08                                          2.00        10/03/07       5,000,000         --   (161,062)     (0.05)
  Republic of Korea, 8.88%, 04/15/08                         1.33        09/25/06      10,000,000         --    (91,943)     (0.03)
  Textron, Inc., 6.38%, 11/15/08                             1.48        10/10/07       5,000,000         --   (117,309)     (0.04)
  The Boeing Co., 7.95%, 08/15/24                            0.82        09/25/06      10,000,000         --    (59,122)     (0.02)
  The PMI Group, Inc., 2.50%, 07/15/21                       1.55        09/23/07       5,000,000         --   (116,998)     (0.04)
  The Sherwin-Williams Co., 6.85%, 02/01/07                  0.90        02/05/07      10,000,000         --    (64,670)     (0.02)
  Toys "R" Us, Inc., 8.75%, 09/01/21                         0.85        06/18/06      10,000,000    110,768         --       0.03
                                                                                                    --------------------------------
                                                                                                    $120,262  (1,743,865)    (0.51)%
                                                                                                    --------  ----------     -----

                                       19
     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005


                                                   DECEMBER 31, 2005
INVESTMENTS IN SECURITIES-BY TYPE           PERCENTAGE OF NET ASSETS (%)
---------------------------------           ----------------------------
CORPORATE BONDS                                                 33.61%
REPURCHASE AGREEMENT                                            28.10
BANK LOANS                                                      25.22
COMMON STOCK                                                    21.34
LIQUIDATING BONDS                                               6.44
PROMISSORY NOTES                                                2.72
PREFERRED STOCKS                                                0.92

                                       20
     The preceding notes are an integral part of these financial statements.

                       This page intentionally left blank

DIRECTORS AND OFFICERS (UNAUDITED)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                            PORTFOLIOS IN
                                                                                                FUND         OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                                 COMPLEX      DIRECTORSHIPS HELD BY
                                 AND LENGTH OF           PRINCIPAL OCCUPATION(S)             OVERSEEN BY    DIRECTOR OUTSIDE FUND
NAME, AGE AND ADDRESS            TIME SERVED 1             DURING PAST 5 YEARS                DIRECTOR 2          COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
George W. Gowen (76)          Term--Indefinite    Law partner of Dunnington, Bartholow           14                 None
UBS Financial Services Inc.   Length--since       & Miller
1285 Avenue of the Americas   Commencement of
New York, NY 10019            Operations
Director
------------------------------------------------------------------------------------------------------------------------------------
Stephen H. Penman (59)        Term--Indefinite    Professor of Financial Accounting of           14                 None
UBS Financial Services Inc.   Length--since       the Graduate School of Business,
1285 Avenue of the Americas   July 1, 2004        Columbia University
New York, NY 10019
Director
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg (63) 3         Term--Indefinite    Dean (Emeritus since March 2005) and           36        Director of:
UBS Financial Services Inc.   Length--since       Sanford C. Bernstein Professor of                        Primedia, Inc.,
1285 Avenue of the Americas   Commencement of     Leadership and Ethics of the Graduate                    Federated Department
New York, NY 10019            Operations          School of Business, Columbia                             Stores, Inc.,
Director                                          University; Senior Advisor for Morgan                    Revlon, Inc. and SAPPI,
                                                  Stanley & Co. Incorporated since                         Ltd.
                                                  March 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICERS WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Douglas Lindgren (44)         Term--Indefinite    Managing Director of UBS Financial             N/A                N/A
UBS Financial Services Inc.   Length--since       Services Inc. since June 2005
1285 Avenue of the Americas   July 19, 2005       Prior to June 2005, Managing Director
New York, NY 10019                                and Head of Alternative Investments at
Principal Executive Officer                       United States Trust Company, N.A.
------------------------------------------------------------------------------------------------------------------------------------
Michael Mascis (38)           Term--Indefinite    First Vice President of UBS Financial          N/A                N/A
UBS Financial Services Inc.   Length--since       Services Inc. since July 2002
1285 Avenue of the Americas   July 18, 2002       Prior to July 2002, Partner of Arthur
New York, NY 10019                                Andersen LLP
Principal Accounting Officer
------------------------------------------------------------------------------------------------------------------------------------
Frank S. Pluchino (46)        Term--Indefinite    Assistant Director of Compliance of            N/A                N/A
UBS Financial Services Inc.   Length--since       UBS Financial Services Inc. since 2003
1285 Avenue of the Americas   July 19, 2005       Prior to 2003, Chief Compliance
New York, NY 10019                                Officer of Liberty View Capital
Chief Compliance Officer                          Management, Inc., an investment
                                                  adviser, and LibertyView Alternative
                                                  Asset Management, Inc., an NASD
                                                  broker-dealer
------------------------------------------------------------------------------------------------------------------------------------


1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to the cast by all Members.

2 Of the 36 funds/portfolios in the complex as of December 31, 2004, 22 are advised by an affiliate of UBS Financial Services Inc. and 14 comprise UBS Financial Services' Alternative Investment Group of Funds.

3 Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS Financial Services Alternative Investment Group of Funds does business. Mr. Feldberg is not an affiliated person of UBS Financial Services or its affiliates.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2329.

UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG



ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $79,000 for 2004 and $88,480 for 2005. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,500 for 2004 and $4,500 for 2005. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $90,000 for 2004 and $108,700 for 2005. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $4,000 for 2004 and $0 for 2005.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval consideration include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2)   There were no services described in each of paragraphs (b) through
              (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f) Not Applicable

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1.5 million for 2004 and $3.1 million for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                      PROXY VOTING POLICIES AND PROCEDURES


I.       Policy

         Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Bond Street Capital, L.L.C. has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.



II.      Proxy Voting Procedures

         (a) All proxies received by Bond Street Capital, L.L.C. will be sent to the Compliance Officer. The Compliance Officer will:

              (1)  Keep a record of each proxy received;


              (2)  Forward the proxy to the Portfolio Manager;


              (3) Determine which accounts managed by Bond Street Capital, L.L.C. hold the security to which the proxy relates;

              (4) Provide the Portfolio Manager with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which Bond Street Capital, L.L.C. must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

              (5) Absent material conflicts (see Section IV), the Portfolio Manager will determine how Bond Street Capital, L.L.C. should vote the proxy. The Portfolio Manager will send its decision on how Bond Street Capital, L.L.C. will vote a proxy to the Compliance Officer. The Compliance Officer is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

              (6) Bond Street Capital, L.L.C. may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Compliance Officer shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III.     Voting Guidelines

              In the absence of specific voting guidelines from the client, Bond Street Capital, L.L.C. will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. The Adviser believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

              >> Generally, the Adviser will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

              >> Generally, the Adviser will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.


              For other proposals, the Adviser shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

              (1) whether the proposal was recommended by management and Bond Street Capital, L.L.C.'s opinion of management;

              (2)  whether the proposal acts to entrench existing management;
                   and


              (3) whether the proposal fairly compensates management for past and future performance.

IV.      Conflicts of Interest

              (1) The Compliance Officer will identify any conflicts that exist between the interests of Bond Street Capital, L.L.C. and its clients. This examination will include a review of the relationship of Bond Street Capital, L.L.C. and its affiliates with the issuer of each security and any of the issuer's affiliates to determine if the issuer is a client of Bond Street Capital, L.L.C. or an affiliate of Bond Street Capital, L.L.C. or has some other relationship with Bond Street Capital, L.L.C. or a client of Bond Street Capital, L.L.C.

              (2) If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Bond Street Capital, L.L.C. will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Bond Street Capital, L.L.C. determines it has a material conflict the affects its best judgment as an ERISA fiduciary, Bond Street Capital, L.L.C. will give the ERISA client the opportunity to vote the proxies themselves, or special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of the Adviser when voting proxies if such a conflict exists.

V.       Disclosure

         (a) Bond Street Capital, L.L.C. will disclose in its Form ADV Part II that clients may contact the Compliance Officer, Joel Yarkony, via e-mail or telephone at (201) 567-5050 or jy@bondstreetcap.com in order to obtain information on how Bond Street Capital, L.L.C. voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Bond Street Capital, L.L.C. voted the client's proxy.

         (b) A concise summary of these Proxy Voting Policies and Procedures will be included in Bond Street Capital, L.L.C.'s Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.      Recordkeeping

         The Compliance Officer will maintain files relating to Bond Street Capital, L.L.C.'s proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on record, with records for the first two years kept in the offices of Bond Street Capital, L.L.C. Records of the following will be included in the files:

         (a) Copies of these proxy voting policies and procedures, and any amendment thereto.

         (b) A copy of each proxy statement that Bond Street Capital, L.L.C. receives, provided however that Bond Street Capital, L.L.C. may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

         (c)  A record of each vote that Bond Street Capital, L.L.C. casts.

         (d) A copy of any document Bond Street Capital, L.L.C. created that was material to making a decision how to vote proxies, or that memorializes that decision.

         (e) A copy of each written client request for information on how Bond StreetCapital, L.L.C. voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Bond Street Capital, L.L.C. voted its proxies.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                            UBS WILLOW FUND, L.L.C.:
                         PORTFOLIO MANAGEMENT DISCLOSURE

Samuel S. Kim is the registrant's (also referred to as the "Fund") Portfolio Manager and has served in this position since the Fund commenced operations on May 8, 2000. Mr. Kim is primarily responsible for the day-to-day management of the Fund's portfolio, including conducting investment due diligence, performing research analysis and making the ultimate selection of the Fund's investments. The Portfolio Manager has been the Managing Member and President of Bond Street Capital, LLC and its affiliate, Bond Street Capital Management, L.L.C., since 1999 and 2001, respectively.

         Bond Street does not currently manage any accounts other than the Fund, although potential conflicts of interest may arise in the event that in addition to the Fund, the Portfolio Manager does undertake the management of any other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and the allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Manager may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, the Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. Additionally, Bond Street could be viewed as having a conflict of interest to the extent that its investment in other accounts is materially different than its investment in the Fund. UBS Willow Management, L.L.C., the Fund's Adviser periodically reviews the Portfolio Manager's overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

         The Portfolio Manager may manage other accounts that may have investment objectives and strategies that differ from those of the Fund, or they may differ from the Fund in terms of the degree of risk that each such account and the Fund are willing to bear. For these or other reasons, the Portfolio Manager may purchase different investments for the Fund and any other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Manager may place transactions of behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

         A potential conflict of interest could arise if Bond Street were to receive a performance-based advisory fee as to one account but not another, or performance-based advisory fees of differing amounts, because the Portfolio Manager may favor certain of the accounts subject to the performance fee, whether or not the performance of those accounts directly determines the Portfolio Manager's compensation.

         Because the Portfolio Manager is the sole equity owner of Bond Street, the Portfolio Manager's compensation is generally equal to his proportionate share of the annual net profits earned by Bond Street from advisory fees and performance-based fees derived from its client accounts, including the Fund. The Portfolio Manager does not receive a fixed salary.

As the sole equity owner of Bond Street, which in turn is a member of UBS Willow Management, L.L.C., the Fund's Adviser, the Portfolio Manager may be considered to have an indirect ownership interest in the Adviser's Special Advisory Member Interest in the Fund. Additionally, as of the end of the Fund's most recent fiscal year, the Portfolio Manager may be considered to have been the beneficial owner of interests in the Fund with a value of $500,000 - $1,000,000.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1) Not applicable.

    (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3) Not applicable.

    (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Willow Fund L.L.C.
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer
                           (principal executive officer)

Date   February 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date   February 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date   February 27, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.